Shareholders' Equity (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2012 Class	Jul. 31, 2012
Shareholders' Equity (Textual)
Ordinary Shares outstanding		1,901,390
Shares subject to possible redemption		3,431,943
Reverse stock split	1.125-for-1
Number of preferred shares classes	5
Preferred stock, shares issued
Holders of ordinary shares, description		One vote for each ordinary share